Note 11 - Intangible Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
11.	Intangible assets

The following table summarizes the gross value, accumulated amortization and net carrying value of the Company’s indefinite life and finite life intangible assets:

December 31, 2022	Gross
	carrying	Accumulated
	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,285	-	23,285
	$52,485	$-	$52,485
Finite life intangible assets:
Customer lists and relationships	$695,007	$187,743	$507,264
Investment management contracts	589,885	126,904	462,981
Mortgage servicing rights ("MSRs")	170,213	65,771	104,442
Trademarks and trade names	27,702	4,389	23,313
Management contracts and other	15,426	10,635	4,791
Backlog	8,299	3,665	4,634
	$1,506,532	$399,107	$1,107,425
	$1,559,017	$399,107	$1,159,910

	Gross
December 31, 2021	carrying	Accumulated
	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,804	-	23,804
	$53,004	$-	$53,004
Finite life intangible assets:
Customer lists and relationships	$352,860	$152,026	$200,834
Investment management contracts	270,600	85,012	185,588
Mortgage servicing rights ("MSRs")	147,878	41,455	106,423
Trademarks and trade names	12,600	4,861	7,739
Management contracts and other	18,791	12,149	6,642
Backlog	2,400	800	1,600
	$805,129	$296,303	$508,826
	$858,133	$296,303	$561,830

MSR intangible assets represent the carrying value of servicing assets in the Americas segment. The MSR asset is being amortized over the estimated period that the net servicing income is expected to be received.

The MSR assets are evaluated quarterly for impairment by stratifying the servicing portfolio according to predominant risk characteristics, primarily investor type and interest rate. An impairment is recorded if the carrying value of an individual stratum exceeds its estimated fair value. There was no impairment recorded for the twelve-month period ended December 31, 2022.

The following table summarizes activity related to the Company’s mortgage servicing rights for the year ended December 31, 2022.

	2022	2021
Balance, January 1	$106,423	$101,788
Additions, following the sale of loan	22,335	32,969
Amortization	(14,943)	(15,682)
Prepayments and write-offs	(9,373)	(12,652)
Balance, December 31	$104,442	$106,423

During the year ended December 31, 2022, the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)
Finite life intangible assets:
Customer lists and relationships	$357,282	16.0
Investment management contracts	321,141	10.7
Trademarks and trade names - finite life	18,687	9.1
Customer backlog	17,474	0.6
Other	416	3.0
	$715,000	13.1

The table above includes $225 related to assets acquired that do not constitute a business under US GAAP.

The following is the estimated future expense for amortization of the recorded MSRs and other intangible assets for each of the next five years and thereafter:

For the year ended December 31,	MSRs	Other Intangibles	Total
2023	$11,869	$121,788	$133,657
2024	10,679	108,021	118,700
2025	9,926	98,994	108,920
2026	9,344	97,231	106,575
2027	8,753	89,198	97,951
Thereafter	53,871	487,751	541,622
	$104,442	$1,002,983	$1,107,425